UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Debt Opportunities Fund
Advisor Class [FEMDX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Emerging Market Debt Opportunities Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$109	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin Emerging Market Debt Opportunities Fund returned 17.30%. The Fund compares its performance to the JP Morgan EMBI Global Diversified Index, the JP Morgan EMBI Global Diversified ex-GCC Index, the JP Morgan GBI-EM Broad Diversified Index and the ICE BofA Emerging Market Corporate Plus (USD Hedged) Index, which returned 8.81%, 10.04%, 8.98% and 4.31%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
An allocation to Venezuela was the largest contributor to Fund returns. Bond prices rallied in response to the  U.S. operation to remove President Nicolás Maduro in January 2026. Optimism increased about greater macroeconomic stabilization and multilateral financing support, potentially opening a debt restructuring path.

↑
The completion of the debt restructuring of Ukraine’s gross domestic product-linked warrants in December 2025 supported Fund returns, with sentiment further boosted by Hungary’s election result in April 2026, which unlocked European Union funding while driving accession optimism.

↑
Exposure to a quasi-sovereign public healthcare entity supported returns after Ghana secured full bondholder support for the exchange of the outstanding 2026 senior secured bonds. The restructuring outcome was favorable, with holders receiving new Government of Ghana Eurobonds due in 2035 and 2037.

Top detractors from performance:
↓	Exposure to a Paraguayan-based corporate bond issuer detracted from returns. Bond prices came under pressure on concerns over tight liquidity due to upcoming amortizations.
↓	Although the Turkish authorities have been pursuing a strategy of managed real appreciation of the TRY, oil-driven inflation and rising political risk triggered international investor outflows.
↓	The Egyptian pound came under pressure due to heightened regional geopolitical risk, leading to a period of significant foreign capital outflows.
Franklin Emerging Market Debt Opportunities Fund	PAGE 1	699-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $50,000 INVESTMENT – Advisor Class 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	17.30	7.82	6.83
Bloomberg Global Aggregate Index	1.60	-1.91	0.25
JP Morgan EMBI Global Diversified Index	8.81	2.20	3.38
JP Morgan EMBI Global Diversified ex-GCC Index	10.04	2.38	3.37
JP Morgan GBI-EM Broad Diversified Index	8.98	2.89	3.23
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index	4.31	1.28	3.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 321-8563 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$161,843,360
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	158
Total Management Fee Paid	$1,085,617
Portfolio Turnover Rate	40.43%
Franklin Emerging Market Debt Opportunities Fund	PAGE 2	699-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 321-8563. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Emerging Market Debt Opportunities Fund	PAGE 3	699-ATSR-0926

Franklin International Growth Fund
Class A [FNGAX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$109	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Franklin International Growth Fund returned -3.41%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Franklin International Growth Fund	PAGE 1	429-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	-3.41	-4.15	5.87
Class A (with sales charge)	-8.71	-5.22	5.28
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%
Franklin International Growth Fund	PAGE 2	429-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	429-ATSR-0926

Franklin International Growth Fund
Class C [FNGDX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Franklin International Growth Fund returned -4.14%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Franklin International Growth Fund	PAGE 1	248-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	-4.14	-4.87	5.08
Class C (with sales charge)	-5.07	-4.87	5.08
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	248-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	248-ATSR-0926

Franklin International Growth Fund
Class R [FNGRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$134	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Franklin International Growth Fund returned -3.67%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Franklin International Growth Fund	PAGE 1	868-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	-3.67	-4.39	5.61
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	868-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	868-ATSR-0926

Franklin International Growth Fund
Class R6 [FILRX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$74	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Franklin International Growth Fund returned -3.08%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Franklin International Growth Fund	PAGE 1	368-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	-3.08	-3.81	6.28
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	368-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	368-ATSR-0926

Franklin International Growth Fund
Advisor Class [FNGZX]
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Growth Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Advisor Class shares of Franklin International Growth Fund returned -3.20%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
VAT Group outperformed as booming artificial intelligence (AI)-related semiconductor investment drove record demand for its vacuum valves, a critical component in advanced chip manufacturing. Investors were encouraged by surging orders, a record backlog, strong exposure to leading-edge fabs and expectations for sustained wafer-fab equipment spending into 2027.

↑
Nova, an Israel-based metrology solutions provider for the semiconductor industry, rose as the demand outlook remained strong for memory chips, advanced packaging, and processors to support data centers. The company’s results showed further market share gains and pointed to continued momentum.

↑
Inficon, a Switzerland-based provider of vacuum instrumentation for semiconductor and industrial markets, outperformed as the semiconductor upcycle accelerated, driven by AI infrastructure, leading-edge logic, and high-bandwidth memory investment. It’s stock responded positively to record orders, rapid profit growth, improving margins, and repeated upgrades to the company’s 2026 sales and earnings guidance.

Top detractors from performance:
↓
Germany-based live entertainment and ticketing services provider CTS Eventim weakened after a one-off contract loss, reiteration of conservative guidance and venue financing uncertainties clouded first-quarter earnings results. The longer-term backdrop suggests end markets continue to be strong, and the competitive environment remains stable.

↓
Cochlear, an Australia-based hearing implant maker, weighed on relative performance as investors digested market deterioration during the period. Checks showed implants increasingly discretionary amid macro pressure, U.S. and Middle East disruptions, tighter hospital and payer priorities, and evolving China policies.

↓
Interroll, a Swiss intralogistics equipment maker, curbed portfolio returns as delays in U.S. ecommerce orders weakened bookings and conversions, its European-skewed mix faced cautious sentiment and concerns increased about a vertical-conveyance acquisition.

Franklin International Growth Fund	PAGE 1	649-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	-3.20	-3.91	6.14
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	9.44
MSCI EAFE Index-NR	24.33	9.31	9.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$600,614,066
Total Number of Portfolio Holdings	34
Total Management Fee Paid	$4,752,321
Portfolio Turnover Rate	46.51%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Growth Fund	PAGE 2	649-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Growth Fund	PAGE 3	649-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $135,594 in July 31, 2025 and $141,445 in July 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $20,750 in July 31, 2025 and $20,750 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $416,052 in July 31, 2025 and $763,608 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Global Trust
Financial Statements and Other Important Information
Annual | July 31, 2026
Franklin Emerging Market Debt Opportunities Fund
Franklin International Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
ftinstitutional.com | franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 42
Tax Information 43
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.35 $11.55 $10.46 $9.91 $11.73
Income from investment operations
a
:
Net investment income
b
......................... 1.10 1.02 0.85 0.79 0.77
Net realized and unrealized gains (losses) ........... 0.96 0.31 0.58 0.66 (2.59)
Total from investment operations .................... 2.06 1.33 1.43 1.45 (1.82)
Less distributions from:
Net investment income .......................... (0.81) (0.53) (0.34) (0.90) —
Net asset value, end of year ....................... $13.60 $12.35 $11.55 $10.46 $9.91
Total return .................................... 17.30% 11.88% 13.78% 15.51% (15.52)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.15% 1.24% 1.04% 1.14%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00% 1.00% 1.00%
c
1.00%
c
Net investment income ........................... 8.48% 8.60% 7.85% 7.96% 6.90%
Supplemental data
Net assets, end of year (000’s) ..................... $161,843 $106,537 $68,318 $41,116 $55,697
Portfolio turnover rate ............................ 40.43% 39.41% 75.07% 29.79% 43.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments, July 31, 2026
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ....................... Kazakhstan 193,625 $ —
Metals & Mining 0.0%
†
b
Petra Diamonds Ltd. ................................. South Africa 215,132 17,803
Real Estate Management & Development 0.0%
†
b
Country Garden Holdings Co. Ltd. ....................... China 5,820 126
Total Common Stocks (Cost $35,639) ........................................
17,929
Warrants
Warrants 2.4%
Financial Services 2.4%
b,d
Venezuela Government, Oil Value Recovery, 4/15/20 ......... Venezuela 925,920 3,935,160
Metals & Mining 0.0%
a,b
Petra Diamonds Ltd., 2/20/49 .......................... South Africa 339,904 —
Total Warrants (Cost $17,796,505) ...........................................
3,935,160
Units
Private Limited Partnership Funds 0.0%
†
Capital Markets 0.0%
†
a,b,d,e
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 4
Total Private Limited Partnership Funds (Cost $4,600,000) .....................
4
Principal
Amount
*
Convertible Bonds 0.0%
†
Real Estate Management & Development 0.0%
†
Country Garden Holdings Co. Ltd. ,
f
AI, Senior Note, 64.83%, 12/31/31 ..................... China 719,660 48,037
AI, Senior Secured Note, Zero Cpn., 12/31/34 ............ China 29,925 823
48,860
Total Convertible Bonds (Cost $90,555) ......................................
48,860
Quasi-Sovereign Bonds 9.2%
Chemicals 0.1%
g
Office Cherifien des Phosphates , Senior Bond , 144A, 6.875% ,
4/25/44 ......................................... Morocco 200,000 195,718
Diversified Telecommunication Services 0.2%
g
Telecommunications Co. Telekom Srbija AD Belgrade , Senior
Note , 144A, 6.75% , 5/18/33 .......................... Serbia 210,000 EUR 246,033
Financial Services 1.3%
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
g
Srpska Government Bond ,
Senior Note, 144A, 6.25%, 4/02/31 .................... Bosnia and
Herzegovina 1,500,000 EUR 1,737,669
Senior Note, 144A, 6.375%, 5/08/33 ................... Bosnia and
Herzegovina 350,000 EUR 401,914
2,139,583

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Municipal Bonds 1.7%
g
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 271,946 $ 273,306
g
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 1,500,000 1,600,080
g
Istanbul Metropolitan Municipality , Senior Note , 144A, 10.5% ,
12/06/28 ........................................ Turkiye 870,000 933,934
2,807,320
Oil, Gas & Consumable Fuels 5.2%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 950,000 866,827
g
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 1,350,000 1,384,304
g
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,250,000 1,131,496
a
Nigerian Petroleum Corp. , 10.674% , 12/15/30 .............. Nigeria 2,000,000 2,003,506
Petroleos Mexicanos , Senior Bond , 7.69% , 1/23/50 ..........
Mexico 1,190,000 1,062,808
g
State Oil Co. of the Azerbaijan , Senior Bond , Reg S, 6.57% ,
7/07/56 ......................................... Azerbaijan 440,000 436,719
g
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 1,350,000 1,442,939
8,328,599
Transportation Infrastructure 0.7%
g,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,839,946,541 COP 1,086,254
Total Quasi-Sovereign Bonds (Cost $17,516,506) ..............................
14,803,507
Corporate Bonds 9.2%
Banks 0.3%
g
Ipoteka-Bank ATIB ,
Senior Note, Reg S, 20.5%, 4/25/27 ................... Uzbekistan 2,500,000,000 UZS 216,978
Senior Note, Reg S, 17.5%, 10/09/28 .................. Uzbekistan 2,510,000,000 UZS 216,520
433,498
Broadline Retail 0.0%
a,g,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 4,842,864 —
a,g,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 1.2%
g,h
Braskem America Finance Co. , Senior Bond , Reg S, 7.125% ,
7/22/41 ......................................... Brazil 740,000 437,063
g,h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 1,640,000 1,076,840
g,h
Braskem Netherlands Finance BV , Senior Bond , Reg S, 8% ,
10/15/34 ........................................ Brazil 770,000 418,218
1,932,121
Commercial Services & Supplies 0.3%
g,h
Ambipar Lux SARL ,
Senior Note, 144A, 9.875%, 2/06/31 ................... Brazil 671,000 239,883
Senior Note, 144A, 10.875%, 2/05/33 .................. Brazil 600,000 206,250
446,133

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.4%
g
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 650,000 $ 678,235
Electric Utilities 2.6%
g
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,160,000 1,089,354
g
ADM Elektrik Dagitim A/S , Senior Note , 144A, 9.5% , 2/05/31 ... Turkiye 700,000 671,401
g
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9% , 10/15/29 ... Turkiye 700,000 671,957
g
Guermat Elektrik Ueretim A/S , Senior Secured Note , 144A,
10.748% , 5/21/35 .................................. Turkiye 1,100,000 1,088,558
g
Limak Yenilenebilir Enerji A/S , Senior Note , 144A, 9.625% ,
8/12/30 ......................................... Turkiye 700,000 691,151
4,212,421
Food Products 0.1%
g,h
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,700,000 231,200
Metals & Mining 0.5%
g
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/30 ................................... South Africa 1,415,350 830,203
Oil, Gas & Consumable Fuels 1.8%
g
Kosmos Energy Ltd. , Senior Note , 144A, 8.75% , 10/01/31 ..... Ghana 2,100,000 1,841,122
g
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 1,053,347 1,036,799
2,877,921
Real Estate Management & Development 0.1%
k
Country Garden Holdings Co. Ltd. ,
AI, Senior Secured Bond, PIK, 1.25%, 12/31/36 ........... China 994,798 66,588
AI, Senior Secured Note, PIK, 5%, 12/31/32 ............. China 354,317 39,628
AI, Senior Secured Note, PIK, 2.25%, 12/31/34 ........... China 56,200 4,194
110,410
Transportation Infrastructure 0.4%
g
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S , Senior
Secured Bond , 144A, 9.5% , 7/10/36 .................... Turkiye 661,620 670,677
Wireless Telecommunication Services 1.5%
g
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Jamaica 1,500,000 1,549,975
g
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Bond , 144A, 8.875% , 10/18/29 .................
Trinidad and
Tobago 970,000 987,218
2,537,193
Total Corporate Bonds (Cost $22,806,477) ....................................
14,960,012
l
Loan Participations and Assignments 0.9%
a,g,h,m
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, FRN ,
5.95% , ( 5-year CMT T-Note + 4.546% ), 4/15/30 ........... Russia 1,000,000 —
g
Ardshinbank CJSC Via Dilijan Finance BV , Senior Note , 144A,
6.6% , 1/22/31 .................................... Armenia 1,400,000 1,401,853
a,d,k,n
Global Distressed Alpha Fund III LP ,
PIK, 12%, Perpetual ................................ United States 2,058,277 —
Total Loan Participations and Assignments (Cost $3,939,166) ..................
1,401,853

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 63.0%
g
Angola Government Bond ,
Senior Bond, 144A, 8.75%, 4/14/32 .................... Angola 1,697,000 $ 1,737,068
Senior Bond, 144A, 9.375%, 5/08/48 ................... Angola 2,250,000 2,167,627
Argentina Bonos del Tesoro Nacional Capitalizable en Pesos ,
30.6% , 4/30/27 ................................... Argentina 1,929,500,000 ARS 1,327,500
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 1,835,000 1,455,155
Senior Note, 1%, 7/09/29 ............................ Argentina 756,294 678,774
g
Armenia Government Bond , Senior Bond , 144A, 3.6% , 2/02/31 . Armenia 1,600,000 1,464,820
g
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 400,000 414,837
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 2,340,000 2,488,358
g
Bolivia Government Bond , Senior Note , 144A, 9.45% , 5/14/31 .. Bolivia 1,135,000 1,153,444
Brazil Government Bond , Senior Bond , 4.75% , 1/14/50 .......
Brazil 1,870,000 1,327,700
Brazil Notas do Tesouro Nacional ,
10%, 1/01/35 ..................................... Brazil 5,150,000 BRL 800,523
j
B, Index Linked, 6%, 5/15/35 ......................... Brazil 15,781,775 BRL 2,721,214
g
Bulgaria Government Bond ,
Senior Bond, Reg S, 1.375%, 9/23/50 .................. Bulgaria 1,990,000 EUR 1,214,872
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 700,000 EUR 810,273
g
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 2,269,000 EUR 2,328,246
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 480,000 504,480
Senior Note, 5.75%, 11/26/34 ......................... Colombia 600,000 EUR 692,862
Colombia Titulos de Tesoreria ,
B, 11%, 8/22/29 ................................... Colombia 2,120,000,000 COP 646,322
B, 9.25%, 5/28/42 ................................. Colombia 3,348,000,000 COP 859,007
g
Congo Government Bond , Senior Bond , Reg S, 9.5% , 5/26/36 . Congo 1,600,000 1,519,698
g
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................. Dominican
Republic 70,650,000 DOP 1,472,663
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 1,080,000 1,109,700
Senior Bond, 144A, 6.4%, 6/05/49 ..................... Dominican
Republic 1,190,000 1,110,567
Egypt Government Bond ,
25.318%, 8/13/27 .................................. Egypt 41,000,000 EGP 800,696
24.458%, 10/01/27 ................................. Egypt 77,307,000 EGP 1,483,649
g
Senior Bond, 144A, 7.3%, 9/30/33 ..................... Egypt 875,000 858,465
g
Senior Bond, 144A, 7.5%, 2/16/61 ..................... Egypt 1,310,000 1,091,820
g
El Salvador Government Bond ,
Senior Bond, Reg S, 7.65%, 6/15/35 ................... El Salvador 2,900,000 3,001,500
Senior Note, 144A, 4%, 4/17/30 ....................... El Salvador 1,200,000 49,200
g,h
Ethiopia Government Bond ,
Senior Bond, 144A, 6.625%, 12/11/24 .................. Ethiopia 2,700,000 2,920,414
Senior Bond, Reg S, 6.625%, 12/11/24 .................. Ethiopia 620,000 670,614
g
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ................... Gabon 1,840,000 1,629,189
Senior Bond, 144A, 7%, 11/24/31 ...................... Gabon 2,250,000 1,986,677
g
Ghana Government Bond ,
Senior Bond, 144A, 5%, 7/03/35 ....................... Ghana 2,225,022 2,038,797
Senior Bond, 144A, 1.5%, 1/03/37 ..................... Ghana 747,556 434,119
g
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 575,019 564,956
g
Guatemala Government Bond , Senior Bond , Reg S, 6.125% ,
6/01/50 ......................................... Guatemala 1,500,000 1,441,500
g
Honduras Government Bond , Senior Bond , 144A, 6.4% , 7/29/36 Honduras 1,600,000 1,594,400

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Hungary Government Bond , 3% , 10/27/38 .................
Hungary 359,700,000 HUF $ 882,045
Iraq Government Bond ,
g
Senior Bond, Reg S, 5.8%, 1/15/28 .................... Iraq 2,625,000 2,605,287
g
Ivory Coast Government Bond ,
Senior Bond, 144A, 4.875%, 1/30/32 ................... Ivory Coast 2,456,000 EUR 2,755,745
Senior Bond, 144A, 8.25%, 1/30/37 .................... Ivory Coast 1,050,000 1,130,648
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 526,787
g
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 .................... Jordan 1,400,000 1,401,731
Senior Bond, 144A, 7.375%, 10/10/47 .................. Jordan 1,450,000 1,403,573
Kazakhstan MEOKAM ,
13.9%, 9/16/26 ................................... Kazakhstan 225,713,000 KZT 474,876
15.1%, 7/09/29 ................................... Kazakhstan 288,545,000 KZT 613,452
Kazakhstan MEUKAM ,
15.1%, 3/12/34 ................................... Kazakhstan 338,000,000 KZT 747,864
Senior Bond, 6.5%, 10/24/27 ......................... Kazakhstan 215,520,000 KZT 409,466
Senior Bond, 5%, 4/18/28 ........................... Kazakhstan 870,900,000 KZT 1,563,228
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................. Mexico 16,120,000
o
MXN 904,694
M, 8%, 11/07/47 ................................... Mexico 57,432,500
o
MXN 2,818,203
Mexico Government Bond , Senior Bond , 6.125% , 2/09/38 .....
Mexico 1,130,000 1,080,562
g
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,290,000 EUR 1,495,986
Mozambique Government Bond ,
g
144A, 9%, 9/15/31 ................................. Mozambique 2,471,000 2,245,732
Nigeria Government Bond ,
17.95%, 6/25/32 ................................... Nigeria 2,704,414,000 NGN 2,017,716
g
Senior Bond, Reg S, 7.625%, 11/28/47 .................. Nigeria 900,000 877,581
g
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,510,000 1,484,969
g
Romania Government Bond ,
Senior Bond, Reg S, 3.875%, 10/29/35 ................. Romania 1,450,000 EUR 1,465,654
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 1,370,000 EUR 1,573,496
Senior Note, Reg S, 5.25%, 5/30/32 .................... Romania 445,000 EUR 518,848
South Africa Government Bond ,
8.75%, 2/28/48 ................................... South Africa 37,640,000 ZAR 2,163,392
Senior Bond, 5.75%, 9/30/49 ......................... South Africa 1,600,000 1,302,846
g
Sri Lanka Government Bond , Senior Bond , Reg S, 3.6% , 6/15/35 Sri Lanka 122,000 100,352
g
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 1,400,000 1,505,000
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .......
Tunisia 350,000,000 JPY 1,932,756
Turkiye Government Bond ,
36%, 8/12/26 ..................................... Turkiye 120,998,000 TRY 2,545,693
Senior Bond, 4.875%, 4/16/43 ........................ Turkiye 1,800,000 1,310,738
Uganda Government Bond , 14.25% , 8/23/29 ...............
Uganda 5,343,300,000 UGX 1,498,609
g
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 265,892 159,517
Senior Bond, 144A, 4.5%, 2/01/35 ..................... Ukraine 639,491 441,750
Senior Bond, 144A, 2/01/36 .......................... Ukraine 221,577 133,345
Senior Bond, 144A, 4.5%, 2/01/36 ..................... Ukraine 693,632 473,823
Senior Note, 144A, 4%, 2/01/32 ....................... Ukraine 2,881,000 2,394,492
Senior Note, 144A, 4.5%, 2/01/34 ..................... Ukraine 758,281 530,668
g
Uzbekistan Government Bond ,
Senior Note, 144A, 16.625%, 5/29/27 ................... Uzbekistan 16,730,000,000 UZS 1,470,805
Senior Note, 144A, 15.5%, 2/25/28 ..................... Uzbekistan 8,100,000,000 UZS 722,321
g,h
Venezuela Government Bond ,
Senior Bond, Reg S, 6%, 12/09/20 ..................... Venezuela 720,000 306,869

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
g,h
Venezuela Government Bond, (continued)
Senior Bond, Reg S, 7.65%, 4/21/25 ................... Venezuela 3,000,000 $ 1,359,030
Total Foreign Government and Agency Securities (Cost $96,492,967) ............
101,921,855
Supranational 4.1%
Asian Development Bank , Senior Bond , 11.14% , 7/30/46 ......
Supranational
p
79,200,000 ZAR 579,607
g
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
7% , 3/01/29 ...................................... Supranational
p
57,600,000 INR 597,582
g
Banque Ouest Africaine de Developpement , Sub. Bond , 144A,
8.2% to 2/12/30, FRN thereafter , 2/13/55 ................ Supranational
p
700,000 685,821
g
Corp. Andina de Fomento ,
Senior Bond, Reg S, 7.5%, 6/10/30 .................... Supranational
p
9,280,000 MXN 510,427
Senior Note, 144A, 10.2%, 5/07/29 ..................... Supranational
p
7,788,000,000 MNT 2,174,303
European Bank for Reconstruction & Development ,
Senior Bond, 11.08%, 1/30/46 ........................ Supranational
p
115,600,000 ZAR 901,804
Senior Note, 8.5%, 6/26/28 .......................... Supranational
p
400,000 AZN 245,130
Inter-American Development Bank ,
Senior Note, 7%, 1/25/29 ............................ Supranational
p
47,000,000 INR 484,457
Senior Note, 7.35%, 10/06/30 ......................... Supranational
p
17,000,000 INR 175,686
International Finance Corp. , 8% , 7/23/27 ..................
Supranational
p
500,000 AZN 303,943
Total Supranational (Cost $6,935,341) ........................................
6,658,760
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 4,390
Total Escrows and Litigation Trusts (Cost $–) .................................
4,390
Total Long Term Investments (Cost $170,213,156) .............................
143,752,330
a
Short Term Investments 7.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.3%
f
Egypt Treasury Bills, 17.99%, 9/15/26 .................... Egypt 18,850,000 EGP 360,241
Total Foreign Government and Agency Securities (Cost $362,202) ..............
360,241
Shares
Money Market Funds 6.8%
q,r
Franklin Institutional U.S. Government Money Market Fund,
3.618% ......................................... United States 11,080,839 11,080,839
Total Money Market Funds (Cost $11,080,839) ................................
11,080,839
Total Short Term Investments (Cost $11,443,041 ) ..............................
11,441,080
a
Total Investments (Cost $181,656,197) 95.9% .................................
$155,193,410
Other Assets, less Liabilities 4.1% ...........................................
6,649,950
Net Assets 100.0% .........................................................
$161,843,360
a a a

Franklin Global Trust
Consolidated Schedule of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At July 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(f).
e
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
f
The rate shown represents the yield at period end.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $96,921,000, representing 59.9% of net assets.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(h).
k
Income may be received in additional securities and/or cash.
l
See Note 1(e) regarding loan participations and assignments.
m
The coupon rate shown represents the rate at period end.
n
Perpetual security with no stated maturity date.
o
Principal amount is stated in 100 Mexican Peso Units.
p
A supranational organization is an entity formed by two or more central governments through international treaties.
q
See Note 3(f) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 1,550,000 1,771,160 9/11/26 $ 19,001 $ —
Euro ............. CITI Sell 15,800,000 18,286,378 9/11/26 38,280 —
Japanese Yen ...... CITI Sell 308,000,000 1,939,273 9/11/26 — (2,495)
Total Forward Exchange Contracts ................................................... $57,281 $(2,495)
Net unrealized appreciation (depreciation) ............................................ $54,786
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 9 regarding other derivative information.
See Abbreviations on page 41 .

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

L
a
Year Ended July 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.07 $17.48 $16.49 $15.60 $22.76
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.03 —
c
(—)
c
—
c
(0.06)
Net realized and unrealized gains (losses) ........... (0.64) 0.89 0.99 1.14 (6.72)
Total from investment operations .................... (0.61) 0.89 0.99 1.14 (6.78)
Less distributions from:
Net investment income .......................... (0.06) (0.30) — — (0.17)
Net realized gains ............................. (0.49) — — (0.25) (0.21)
Total distributions ............................... (0.55) (0.30) — (0.25) (0.38)
Net asset value, end of year ....................... $16.91 $18.07 $17.48 $16.49 $15.60
Total return
d
................................... (3.41)% 5.28% 6.00% 7.52% (30.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.20% 1.19% 1.16% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.11% 1.11% 1.11% 1.11%
e
1.11%
Net investment income (loss) ...................... 0.19% 0.02% (0.02)% 0.01% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $291,048 $357,586 $397,432 $462,018 $528,966
Portfolio turnover rate ............................ 46.51% 25.70% 17.56% 18.23% 17.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.77 $16.21 $15.41 $14.70 $21.48
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.10) (0.12) (0.11) (0.11) (0.20)
Net realized and unrealized gains (losses) ........... (0.59) 0.83 0.91 1.07 (6.34)
Total from investment operations .................... (0.69) 0.71 0.80 0.96 (6.54)
Less distributions from:
Net investment income .......................... — (0.15) — — (0.03)
Net realized gains ............................. (0.49) — — (0.25) (0.21)
Total distributions ............................... (0.49) (0.15) — (0.25) (0.24)
Net asset value, end of year ....................... $15.59 $16.77 $16.21 $15.41 $14.70
Total return
c
................................... (4.14)% 4.48% 5.19% 6.74% (30.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.95% 1.95% 1.94% 1.91% 1.90%
Expenses net of waiver and payments by affiliates ....... 1.86% 1.86% 1.86% 1.86%
d
1.86%
Net investment (loss) ............................ (0.60)% (0.75)% (0.78)% (0.74)% (1.08)%
Supplemental data
Net assets, end of year (000’s) ..................... $12,510 $17,374 $22,189 $27,894 $32,663
Portfolio turnover rate ............................ 46.51% 25.70% 17.56% 18.23% 17.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.71 $17.13 $16.20 $15.37 $22.48
Income from investment operations
a
:
Net investment (loss)
b
.......................... (—)
c
(0.04) (0.04) (0.04) (0.10)
Net realized and unrealized gains (losses) ........... (0.65) 0.88 0.97 1.12 (6.64)
Total from investment operations .................... (0.65) 0.84 0.93 1.08 (6.74)
Less distributions from:
Net investment income .......................... (0.02) (0.26) — — (0.16)
Net realized gains ............................. (0.49) — — (0.25) (0.21)
Total distributions ............................... (0.51) (0.26) — (0.25) (0.37)
Net asset value, end of year ....................... $16.55 $17.71 $17.13 $16.20 $15.37
Total return .................................... (3.67)% 5.04% 5.74% 7.24% (30.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.45% 1.45% 1.44% 1.41% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.36% 1.36% 1.36% 1.36%
d
1.36%
Net investment (loss) ............................ (0.01)% (0.21)% (0.27)% (0.24)% (0.55)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,141 $4,667 $4,702 $5,594 $5,940
Portfolio turnover rate ............................ 46.51% 25.70% 17.56% 18.23% 17.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.34 $17.74 $16.68 $15.72 $22.94
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.06 0.04 0.06 0.01
Net realized and unrealized gains (losses) ........... (0.62) 0.91 1.02 1.15 (6.76)
Total from investment operations .................... (0.56) 0.97 1.06 1.21 (6.75)
Less distributions from:
Net investment income .......................... (0.12) (0.37) — — (0.26)
Net realized gains ............................. (0.49) — — (0.25) (0.21)
Total distributions ............................... (0.61) (0.37) — (0.25) (0.47)
Net asset value, end of year ....................... $17.17 $18.34 $17.74 $16.68 $15.72
Total return .................................... (3.08)% 5.68% 6.35% 7.91% (29.93)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.83% 0.82% 0.81% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75% 0.75% 0.75%
c
0.75%
Net investment income ........................... 0.32% 0.37% 0.28% 0.39% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $58,897 $154,601 $191,179 $321,629 $346,328
Portfolio turnover rate ............................ 46.51% 25.70% 17.56% 18.23% 17.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.27 $17.66 $16.62 $15.68 $22.89
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.07 0.04 0.02 0.04 (0.01)
Net realized and unrealized gains (losses) ........... (0.64) 0.91 1.02 1.15 (6.76)
Total from investment operations .................... (0.57) 0.95 1.04 1.19 (6.77)
Less distributions from:
Net investment income .......................... (0.10) (0.34) — — (0.23)
Net realized gains ............................. (0.49) — — (0.25) (0.21)
Total distributions ............................... (0.59) (0.34) — (0.25) (0.44)
Net asset value, end of year ....................... $17.11 $18.27 $17.66 $16.62 $15.68
Total return .................................... (3.20)% 5.59% 6.26% 7.80% (30.04)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.95% 0.94% 0.91% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86% 0.86% 0.86%
c
0.86%
Net investment income (loss) ...................... 0.43% 0.26% 0.16% 0.26% (0.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $234,019 $325,372 $400,524 $784,288 $975,415
Portfolio turnover rate ............................ 46.51% 25.70% 17.56% 18.23% 17.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments, July 31, 2026
Franklin International Growth Fund
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 6.8%
Exosens SAS ...................................... France 256,600 $ 17,024,311
MTU Aero Engines AG ............................... Germany 57,300 24,024,657
41,048,968
Air Freight & Logistics 3.8%
DSV A/S .......................................... Denmark 105,500 22,800,767
Banks 8.6%
DBS Group Holdings Ltd. ............................. Singapore 451,400 26,044,310
FinecoBank Banca Fineco SpA ......................... Italy 941,600 25,796,896
51,841,206
Biotechnology 5.7%
a
Argenx SE , ADR .................................... Netherlands 28,500 24,333,870
a
BioNTech SE , ADR .................................. Germany 106,400 9,637,712
33,971,582
Broadline Retail 3.7%
a
MercadoLibre, Inc. .................................. Brazil 11,800 22,159,810
Building Products 3.9%
Belimo Holding AG .................................. Switzerland 22,400 23,358,580
Capital Markets 7.4%
ICG plc ........................................... United Kingdom 887,000 22,646,825
Swissquote Group Holding SA .......................... Switzerland 422,600 22,017,208
44,664,033
Electrical Equipment 2.8%
Fujikura Ltd. ....................................... Japan 671,300 17,035,150
Electronic Equipment, Instruments & Components 1.0%
Inficon Holding AG .................................. Switzerland 28,600 5,769,958
Energy Equipment & Services 2.2%
CES Energy Solutions Corp. ........................... Canada 1,143,274 13,326,031
Entertainment 3.4%
CTS Eventim AG & Co. KGaA .......................... Germany 299,100 20,180,523
Health Care Equipment & Supplies 1.8%
Alcon AG ......................................... United States 155,800 10,700,224
Hotels, Restaurants & Leisure 2.5%
Amadeus IT Group SA ............................... Spain 239,400 14,775,046
Household Durables 1.7%
Sony Group Corp. ................................... Japan 435,000 10,165,460
Interactive Media & Services 3.5%
b
Scout24 SE , 144A , Reg S ............................. Germany 247,700 21,236,227
IT Services 2.4%
a
Shopify, Inc. , A ..................................... Canada 125,800 14,737,470
Life Sciences Tools & Services 2.8%
Lonza Group AG .................................... Switzerland 23,800 16,588,083
Machinery 3.7%
Interroll Holding AG .................................. Switzerland 1,238 2,075,891
b
VAT Group AG , 144A , Reg S ........................... Switzerland 27,200 20,358,610
22,434,501
Pharmaceuticals 6.3%
AstraZeneca plc .................................... United Kingdom 137,100 23,322,125

Franklin Global Trust
Schedule of Investments
Franklin International Growth Fund
(continued)
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Teva Pharmaceutical Industries Ltd. , ADR ................. Israel 421,540 $ 14,758,115
38,080,240
Professional Services 2.7%
Experian plc ....................................... United States 433,000 16,336,967
Semiconductors & Semiconductor Equipment 12.8%
ASML Holding NV ................................... Netherlands 11,600 19,116,167
Disco Corp. ........................................ Japan 51,900 18,550,846
a
Nova Ltd. ......................................... Israel 40,000 15,634,800
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 58,000 23,446,500
76,748,313
Software 3.5%
a,c
CyberArk Software Ltd. ............................... United States 34,000 1,530,000
a
Kinaxis, Inc. ....................................... Canada 161,000 19,294,504
20,824,504
Specialty Retail 3.8%
Fast Retailing Co. Ltd. ................................ Japan 46,700 22,867,555
Total Common Stocks (Cost $ 419,613,665 ) ...................................
581,651,198
Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.9%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 17,349,903 17,349,903
Total Money Market Funds (Cost $ 17,349,903 ) ................................
17,349,903
Total Short Term Investments (Cost $ 17,349,903 ) ..............................
17,349,903
a
Total Investments (Cost $ 436,963,568 ) 99.7% .................................
$599,001,101
Other Assets, less Liabilities 0.3% ...........................................
1,612,965
Net Assets 100.0% .........................................................
$600,614,066
a a a
See Abbreviations on page 41 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $41,594,837, representing 6.9% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
July 31, 2026
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $170,575,358 $419,613,665
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 11,080,839 17,349,903
Value - Unaffiliated issuers ................................................. $144,112,571 $581,651,198
Value - Non-controlled affiliates (Note 3 f ) ....................................... 11,080,839 17,349,903
Cash ................................................................... — 644,714
Foreign currency, at value (cost $– and $1,146, respectively) ......................... — 1,148
Receivables:
Investment securities sold .................................................. — 9,933,498
Capital shares sold ....................................................... 3,167,502 93,302
Dividends and interest .................................................... 3,683,055 1,975,874
Deposits with brokers for:
OTC derivative contrac ts ................................................ 102,483 —
Unrealized appreciation on OTC forward exchange contracts ......................... 57,281 —
Total assets ......................................................... 162,203,731 611,649,637
Liabilities:
Payables:
Investment securities purchased ............................................. — 9,452,664
Capital shares redeemed .................................................. 82,199 507,010
Management fees ........................................................ 104,082 555,085
Distribution fees ......................................................... — 75,662
Transfer agent fees ....................................................... 7,131 286,591
Professional fees ........................................................ 110,193 —
Trustees' fees and expenses ................................................ 55 141
Funds advanced by custodian ................................................ 36,358 —
Unrealized depreciation on OTC forward exchange contracts ......................... 2,495 —
Deferred taxes on unrealized appreciation ....................................... 5,109 —
Accrued expenses and other liabilities .......................................... 12,749 158,418
Total liabilities ........................................................ 360,371 11,035,571
Net assets, at value ................................................ $161,843,360 $600,614,066
Net assets consist of:
Paid-in capital ............................................................ $258,410,971 $417,336,887
Total distributable earnings (losses) ............................................ (96,567,611) 183,277,179
Net assets, at value ................................................ $161,843,360 $600,614,066
Shares outstanding ........................................................ 11,899,082
Net asset value per share
b
................................................... $13.60
a
Consolidated financial statement. See Note 1(f).
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2026
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
International
Growth Fund
Class A:
Net assets, at value ....................................................................... $291,047,590
Shares outstanding ........................................................................ 17,211,055
Net asset value per share
a,b
.................................................................. $16.91
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $17.89
Class C:
Net assets, at value ....................................................................... $12,509,766
Shares outstanding ........................................................................ 802,265
Net asset value and maximum offering price per share
a,b
............................................ $15.59
Class R:
Net assets, at value ....................................................................... $4,140,996
Shares outstanding ........................................................................ 250,178
Net asset value and maximum offering price per share
b
............................................. $16.55
Class R6:
Net assets, at value ....................................................................... $58,896,930
Shares outstanding ........................................................................ 3,429,472
Net asset value and maximum offering price per share
b
............................................. $17.17
Advisor Class:
Net assets, at value ....................................................................... $234,018,784
Shares outstanding ........................................................................ 13,681,286
Net asset value and maximum offering price per share
b
............................................. $17.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statements of Operations
for the year ended July 31, 2026
ftinstitutional.com | franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Debt
Opportunities
Fund
a
Franklin
International
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $– and $808,329, respectively)
Unaffiliated issuers ....................................................... $— $8,650,925
Non-controlled affiliates (Note 3 f ) ............................................ 227,234 378,900
Interest: (net of foreign taxes of $59,995 and $—, respectively)
Unaffiliated issuers ....................................................... 12,722,857 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — (3,142)
Non-controlled affiliates (Note 3 f ) ............................................ — 3,827
Total investment income .................................................. 12,950,091 9,030,510
Expenses:
Management fees (Note 3 a ) .................................................. 1,161,632 5,392,652
Distribution fees: (Note 3c )
    Class A ............................................................... — 813,624
    Class C ............................................................... — 149,632
    Class R ............................................................... — 21,601
Transfer agent fees: (Note 3e )
    Class A ............................................................... — 488,714
    Class C ............................................................... — 22,397
    Class R ............................................................... — 6,518
    Class R6 .............................................................. — 64,653
    Advisor Class ........................................................... — 407,944
Transfer agent fees: (Not e 3e) ................................................ 40,467 —
Custodian fees ........................................................... 15,715 35,382
Reports to shareholders fees ................................................. 16,849 67,823
Registration and filing fees ................................................... 36,907 47,302
Professional fees .......................................................... 155,075 116,708
Trustees' fees and expenses ................................................. 1,418 4,772
Other ................................................................... 14,622 73,100
Total expenses ........................................................ 1,442,685 7,712,822
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (76,015) (685,301)
Net expenses ........................................................ 1,366,670 7,027,521
Net investment income ............................................... 11,583,421 2,002,989
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $9,170 and $–, respectively)
Unaffiliated issuers ..................................................... 3,773,966 50,084,307
Foreign currency transactions ............................................... 71,196 (184,632)
Forward exchange contracts ................................................ 497,783 —
Net realized gain (loss) ................................................. 4,342,945 49,899,675
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 5,580,752 (77,030,605)
Translation of other assets and liabilities denominated in foreign currencies ............. (18,653) 69,299
Forward exchange contracts ................................................ (139,893) —
Change in deferred taxes on unrealized appreciation .............................. (3,515) —
Net change in unrealized appreciation (depreciation) ........................... 5,418,691 (76,961,306)
Net realized and unrealized gain (loss) ........................................... 9,761,636 (27,061,631)
Net increase (decrease) in net assets resulting from operations ......................... $21,345,057 $(25,058,642)
a
Consolidated financial statement. See Note 1(f).

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com | franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Debt Opportunities
Fund
a
Franklin International Growth Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,583,421 $7,158,131 $2,002,989 $1,441,169
Net realized gain (loss) ............ 4,342,945 (761,840) 49,899,675 50,239,226
Net change in unrealized appreciation
(depreciation) ................. 5,418,691 3,039,943 (76,961,306) (10,269,289)
Net increase (decrease) in net
assets resulting from operations . 21,345,057 9,436,234 (25,058,642) 41,411,106
Distributions to shareholders:
Class A ........................ — — (10,257,661) (6,440,770)
Class C ........................ — — (465,557) (181,399)
Class R ........................ — — (128,710) (63,195)
Class R6 ....................... — — (3,432,943) (3,470,484)
Advisor Class ................... — — (9,096,618) (6,982,478)
Distributions to shareholders ........ (8,861,130) (3,296,796) — —
Total distributions to shareholders ..... (8,861,130) (3,296,796) (23,381,489) (17,138,326)
Capital share transactions: (Note 2 )
Class A ........................ — — (44,488,784) (50,621,890)
Class C ........................ — — (3,732,072) (5,305,016)
Class R ........................ — — (240,460) (187,610)
Class R6 ....................... — — (88,405,733) (40,862,889)
Advisor Class ................... — — (73,679,506) (83,720,644)
Capital share transactions: (Note 2) ... 42,822,698 32,079,473 — —
Total capital share transactions ....... 42,822,698 32,079,473 (210,546,555) (180,698,049)
Net increase (decrease) in net
assets ..................... 55,306,625 38,218,911 (258,986,686) (156,425,269)
Net assets:
Beginning of year .................. 106,536,735 68,317,824 859,600,752 1,016,026,021
End of year ...................... $161,843,360 $106,536,735 $600,614,066 $859,600,752
a
Consolidated financial statement. See Note 1(f).

Franklin Global Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
International Growth Fund offers five classes of shares:
Class A, Class C, Class R, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Franklin Global Trust
Notes to Financial Statements

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Annual Report
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. VRI outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Financial Statements

ftinstitutional.com | franklintempleton.com
Annual Report
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
e. Loan Participation Notes
Certain or all Funds may invest in debt instruments which
are interests in amounts owed to lenders or lending
syndicates by corporate, governmental, or other borrowers.
The Funds investments in loans may be in the form of
participations in loans or assignments of all or portion of
loans from third parties. A loan is often administered by a
bank or other financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may
invest in multiple series or tranches of a loan, which may
have varying terms and carry different associated risks.
When investing in a loan participation, the Funds have the
right to receive payments of principal, interest and any fees only from the lender selling the loan and only upon receipt
of payments from the borrower. The Funds generally have
no right to enforce compliance with the terms of the loan
agreement with the borrower. As a result, the Funds may be
subject to credit risk of both the borrower and the lender that is selling the loan. When the Funds purchase assignments
from lenders they acquire direct rights against the borrower of the loan.
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests
in certain financial instruments, warrants or commodities
through its investments in FT Subsidiary. FT Subsidiary is a
Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2026, FT Subsidiary’s
investments, as well as any other assets and liabilities of FT
Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances
have been eliminated. At July 31, 2026, the net assets of
FT Subsidiary were $3,939,478, representing 2.43% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Notes to Financial Statements

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2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Emerging Market Debt
Opportunities Fund
Shares Amount
Advisor Class
Year ended July 31, 2026
Shares sold ................................... 6,691,684 $87,213,615
Shares issued in reinvestment of distributions .......... 712,290 8,853,770
Shares redeemed ............................... (4,131,694) (53,244,687)
Net increase (decrease) .......................... 3,272,280 $42,822,698
Year ended July 31, 2025
Shares sold ................................... 4,456,531 $52,813,518
Shares issued in reinvestment of distributions .......... 285,323 3,292,625
Shares redeemed ............................... (2,027,814) (24,026,670)
Net increase (decrease) .......................... 2,714,040 $32,079,473
Franklin International Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended July 31, 2026
Shares sold
a
................................... 1,546,237 $26,884,409
Shares issued in reinvestment of distributions .......... 589,057 10,208,351
Shares redeemed ............................... (4,714,048) (81,581,544)
Net increase (decrease) .......................... (2,578,754) $(44,488,784)
Year ended July 31, 2025
Shares sold
a
................................... 1,551,293 $26,595,021
Shares issued in reinvestment of distributions .......... 394,160 6,409,036
Shares redeemed ............................... (4,898,185) (83,625,947)
Net increase (decrease) .......................... (2,952,732) $(50,621,890)
Class C
Class C Shares:
Year ended July 31, 2026
Shares sold ................................... 85,452 $1,381,266
Shares issued in reinvestment of distributions .......... 28,951 464,665
Shares redeemed
a
.............................. (348,130) (5,578,003)
Net increase (decrease) .......................... (233,727) $(3,732,072)
Year ended July 31, 2025
Shares sold ................................... 71,891 $1,137,849
Shares issued in reinvestment of distributions .......... 11,930 180,855
Shares redeemed
a
.............................. (417,046) (6,623,720)
Net increase (decrease) .......................... (333,225) $(5,305,016)
Class R

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Notes to Financial Statements

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Franklin International Growth
Fund
Shares Amount
Class R Shares:
Year ended July 31, 2026
Shares sold ................................... 65,126 $1,102,092
Shares issued in reinvestment of distributions .......... 7,576 128,710
Shares redeemed ............................... (86,118) (1,471,262)
Net increase (decrease) .......................... (13,416) $(240,460)
Year ended July 31, 2025
Shares sold ................................... 74,666 $1,275,881
Shares issued in reinvestment of distributions .......... 3,959 63,195
Shares redeemed ............................... (89,564) (1,526,686)
Net increase (decrease) .......................... (10,939) $(187,610)
Class R6
Class R6 Shares:
Year ended July 31, 2026
Shares sold ................................... 863,544 $15,321,472
Shares issued in reinvestment of distributions .......... 151,560 2,661,389
Shares redeemed ............................... (6,015,847) (106,388,594)
Net increase (decrease) .......................... (5,000,743) $(88,405,733)
Year ended July 31, 2025
Shares sold ................................... 1,285,731 $22,196,453
Shares issued in reinvestment of distributions .......... 176,331 2,904,178
Shares redeemed ............................... (3,809,919) (65,963,520)
Net increase (decrease) .......................... (2,347,857) $(40,862,889)
Advisor Class
Advisor Class Shares:
Year ended July 31, 2026
Shares sold ................................... 1,543,562 $26,993,923
Shares issued in reinvestment of distributions .......... 402,050 7,035,874
Shares redeemed ............................... (6,074,871) (107,709,303)
Net increase (decrease) .......................... (4,129,259) $(73,679,506)
Year ended July 31, 2025
Shares sold ................................... 2,959,074 $51,019,666
Shares issued in reinvestment of distributions .......... 314,519 5,164,402
Shares redeemed ............................... (8,140,877) (139,904,712)
Net increase (decrease) .......................... (4,867,284) $(83,720,644)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Emerging Market Debt Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the FT Subsidiary as follows:
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Franklin International Growth Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion

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Notes to Financial Statements

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For the year ended July 31, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Franklin Emerging Market Debt
Opportunities Fund and FT Subsidiary. The fee is paid by FTIML based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the Fund or FT Subsidiary.
Under an agreement with FT Institutional, FT Services provides administrative services to the Franklin International Growth
Fund. The fee is paid by FT Institutional based on the Fund's average daily net assets, and is not an additional expense of the
Fund.
c. Distribution Fees
The Board for Franklin International Growth Fund has adopted distribution plans for each share class, with the exception of
Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised Franklin International Growth Fund of the following commission transactions related to the sales and redemptions of its shares for the year:
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Gross effective investment management fee rate ........ 0.850% 0.754%
Franklin
International
Growth Fund
Class A .................................................................................. 0.35%
Class C .................................................................................. 1.00%
Class R .................................................................................. 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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Notes to Financial Statements

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended July 31, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The
Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended July 31, 2026, investments in affiliated management investment companies were as follows:
Franklin
International
Growth Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $29,127
CDSC retained ........................... $2,083
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Transfer agent fees ........................ $38,764 $354,982
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Notes to Financial Statements

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g. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Emerging Market Debt Opportunities Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin International Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class
of the Fund do not exceed 0.86% and for Class R6 do not exceed 0.75% based on the average net assets of each class until November 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin International Growth Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until November 30, 2026.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $6,669,994 $88,518,738 $(84,107,893) $— $— $11,080,839 11,080,839 $227,234
Total Affiliated Securities ... $6,669,994 $88,518,738 $(84,107,893) $— $— $11,080,839 $227,234
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $15,291,485 $292,729,406 $(290,670,988) $— $— $17,349,903 17,349,903 $378,900
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $— $12,340,000 $(12,340,000) $— $— $— — $3,827
Total Affiliated Securities ... $15,291,485 $305,069,406 $(303,010,988) $— $— $17,349,903 $382,727
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Financial Statements

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2026, the capital loss carryforwards were as follows:
During the year ended July 31, 2026, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2026, the deferred losses were as follows:
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 12,448,115 $ —
Long term ............................. 60,555,515 —
Total capital loss carryforwards ............ $73,003,630 $—
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Capital loss utilized carryforwards ............................................... $2,328,902 $—
Franklin Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Late-year ordinary loss ..........................................................
$– $1,128,880
Franklin Emerging Market Debt
Opportunities Fund Franklin International Growth Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $8,861,130 $3,296,796 $3,268,949 $17,138,326
Long term capital gain .................... — — 20,112,540 —
$8,861,130 $3,296,796 $23,381,489 $17,138,326

Franklin Global Trust
Notes to Financial Statements

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At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, passive foreign investment company shares, paydown losses, payments-in-kind, bond discounts and premiums, tax straddles, investments in the Alternative Strategies
Fund, inflation adjustments and net operating losses.
Franklin International Growth Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, were as follows:
6. Credit Risk and Defaulted Securities
At July 31, 2026, Franklin Emerging Market Debt Opportunities Fund had 71.3% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or
internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
July 31, 2026, the aggregate value of these securities for Franklin Emerging Market Debt Opportunities Fund was $7,866,381,
representing 4.9% of the Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
a a a
Cost of investments ....................... $191,187,485 $446,915,959
Unrealized appreciation ..................... $8,702,480 $174,038,003
Unrealized depreciation ..................... (44,641,769) (21,952,861)
Net unrealized appreciation (depreciation) ....... $(35,939,289) $152,085,142
Distributable earnings:
Undistributed ordinary income ................ $11,843,370 $328,223
Undistributed long term capital gains ........... — 31,880,278
Total distributable earnings .................. $11,843,370 $32,208,501
Franklin
Emerging
Market Debt
Opportunities
Fund
Franklin
International
Growth Fund
Purchases .............................. $82,355,491 $326,834,781
Sales .................................. $49,095,979 $561,853,538

Franklin Global Trust
Notes to Financial Statements

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7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Fund, even beyond any direct exposure the
Funds may have to Russian issuers or issuers in other countries affected by the invasion. At July 31, 2026, Franklin Emerging
Market Debt Opportunities Fund had 0.0% of its net assets invested in securities with significant economic risk or exposure to
Russia.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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Notes to Financial Statements

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At July 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See abbreviations on page 41
.
9. Other Derivative Information
At July 31, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended July 31, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg. S, Zero Cpn .,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,100,000 $—
*
In U.S. dollars unless otherwise indicated.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 57,281 Unrealized depreciation on OTC
forward exchange contracts
$ 2,495
Total .................... $57,281 $2,495
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $497,783 Forward exchange contracts $(139,893)
VRI Investments — Investments $(841,771)
a
Total ....................... $497,783 $(981,664)
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
8. Restricted Securities
(continued)

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Notes to Financial Statements

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For the year ended July 31, 2026 , the average month end contract value and fair value of forward exchange contracts and VRI were as follows:
See Note 1(c) regarding derivative financial instruments.
See abbreviations on page 41 .
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2026, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Franklin
Emerging
Market Debt
Opportunities
Fund
Forward exchange contracts ................. $20,556,431
VRI .................................... 616,064
9. Other Derivative Information
(continued)

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Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Financial Services ...................... $ — $ — $ —
b
$ —
Metals & Mining ....................... 17,803 — — 17,803
Real Estate Management & Development .... — 126 — 126
Warrants :
Financial Services ...................... — 3,935,160 — 3,935,160
Metals & Mining ....................... — — —
b
—
Private Limited Partnership Funds ............ — — 4 4
Convertible Bonds ....................... — 48,860 — 48,860
Quasi-Sovereign Bonds :
Chemicals ........................... — 195,718 — 195,718
Diversified Telecommunication Services ..... — 246,033 — 246,033
Financial Services ...................... — 2,139,583 —
b
2,139,583
Municipal Bonds ....................... — 2,807,320 — 2,807,320
Oil, Gas & Consumable Fuels ............. — 6,325,093 2,003,506 8,328,599
Transportation Infrastructure .............. — 1,086,254 — 1,086,254
Corporate Bonds :
Banks ............................... — 433,498 — 433,498
Broadline Retail ....................... — — —
b
—
Chemicals ........................... — 1,932,121 — 1,932,121
Commercial Services & Supplies ........... — 446,133 — 446,133
Diversified Telecommunication Services ..... — 678,235 — 678,235
Electric Utilities ........................ — 4,212,421 — 4,212,421
Food Products ........................ — 231,200 — 231,200
Metals & Mining ....................... — 830,203 — 830,203
Oil, Gas & Consumable Fuels ............. — 2,877,921 — 2,877,921
Real Estate Management & Development .... — 110,410 — 110,410
Transportation Infrastructure .............. — 670,677 — 670,677
Wireless Telecommunication Services ....... — 2,537,193 — 2,537,193
Loan Participations and Assignments ......... — 1,401,853 —
b
1,401,853
Foreign Government and Agency Securities .... — 101,921,855 — 101,921,855
Supranational ........................... — 6,658,760 — 6,658,760
Escrows and Litigation Trusts ............... — — 4,390 4,390
Short Term Investments ................... 11,080,839 360,241 — 11,441,080
Total Investments in Securities ........... $11,098,642 $142,086,868
c
$2,007,900 $155,193,410
Other Financial Instruments:
Forward Exchange Contracts ............... $— $57,281 $— $57,281
Total Other Financial Instruments ......... $— $57,281 $— $57,281
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 2,495 $ — $ 2,495
Total Other Financial Instruments ......... $— $2,495 $— $2,495
Franklin International Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 41,048,968 — 41,048,968
Air Freight & Logistics ................... — 22,800,767 — 22,800,767
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Banks ............................... $ — $ 51,841,206 $ — $ 51,841,206
Biotechnology ......................... 33,971,582 — — 33,971,582
Broadline Retail ....................... 22,159,810 — — 22,159,810
Building Products ...................... — 23,358,580 — 23,358,580
Capital Markets ........................ — 44,664,033 — 44,664,033
Electrical Equipment .................... — 17,035,150 — 17,035,150
Electronic Equipment, Instruments &
Components ........................ — 5,769,958 — 5,769,958
Energy Equipment & Services ............. 13,326,031 — — 13,326,031
Entertainment ......................... — 20,180,523 — 20,180,523
Health Care Equipment & Supplies ......... — 10,700,224 — 10,700,224
Hotels, Restaurants & Leisure ............. — 14,775,046 — 14,775,046
Household Durables .................... — 10,165,460 — 10,165,460
Interactive Media & Services .............. — 21,236,227 — 21,236,227
IT Services ........................... 14,737,470 — — 14,737,470
Life Sciences Tools & Services ............ — 16,588,083 — 16,588,083
Machinery ............................ — 22,434,501 — 22,434,501
Pharmaceuticals ....................... 14,758,115 23,322,125 — 38,080,240
Professional Services ................... — 16,336,967 — 16,336,967
Semiconductors & Semiconductor Equipment . 39,081,300 37,667,013 — 76,748,313
Software ............................. 19,294,504 — 1,530,000 20,824,504
Specialty Retail ........................ — 22,867,555 — 22,867,555
Short Term Investments ................... 17,349,903 — — 17,349,903
Total Investments in Securities ........... $174,678,715 $422,792,386
d
$1,530,000 $599,001,101
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $126, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $422,792,386, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2026, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2026, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (433,379) $ 433,379 $ — $ —
Financial Services ... —
d
— — — — — — — —
d
—
Warrants :
Financial Services ... 691,095 — — — (691,095) — — — — —
Metals & Mining ..... — —
d
— — — — — — —
d
—
Private Limited Partnership
Funds :
Capital Markets ..... —
d
— — — — — — 4 4 4
Quasi-Sovereign Bonds : 502,464
d
1,990,000 (493,049) — — 1,003 (15,687) 18,775 2,003,506
d
12,503
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Loan Participations and
Assignments : —
d
55,055
d
110 — — — (110) (55,055) —
d
—
Escrows and Litigation
Trusts : 3,982 — — — — — — 408 4,390 408
Supranational : 532,174 — — — (532,174) — — — — —
Total Investments in
Securities ............ $1,729,715 $2,045,055 $(492,939) $— $(1,223,269) $1,003 $(449,176) $397,511 $2,007,900 $12,915
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign Bonds:
Oil, Gas & Consumable Fuels $2,003,506 Discounted cash
flow
Discounted rate 11.5% Decrease
All Other
..................
4,394
b,c
Total
.........................
$2,007,900
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
12. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
CITI
Citibank NA
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FRN
Floating Rate Note
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
T-Note
Treasury Note
VRI
Value Recovery Instrument
Cu r rency
ARS
Argentine Peso
AZN
Azerbaijani Manat
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
INR
Indian Rupee
JMD
Jamaican Dollar
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MNT
Mongolian Tughrik
MXN
Mexican Peso
NGN
Nigerian Naira
TRY
Turkish Lira
UGX
Ugandan Shilling
UZS
Uzbekistani Som
ZAR
South African Rand

Franklin Global Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin Emerging Market Debt Opportunities Fund and
Franklin International Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Franklin Global Trust, hereafter collectively referred to as the “Funds”) as of July
31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
(a) The financial statements for Franklin Emerging Market Debt Opportunities Fund are presented on a consolidated basis.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, private placement agents and brokers; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin Emerging Market Debt Opportunities Fund
(a)
Franklin International Growth Fund

Franklin Global Trust
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2026:
Pursuant to:
Franklin Emerging Market
Debt Opportunities Fund
Franklin International
Growth Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) — $30,028,811
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $7,133,001
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) — $922,980
Section 163(j) Interest Dividends Earned §163(j) $12,422,878 $52,171
Franklin Emerging Market Debt
Opportunities Fund Franklin International Growth Fund
Foreign Taxes Paid $69,165 $794,902
Foreign Source Income Earned $11,149,019 $2,415,507

Franklin Global Trust

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund
Franklin International Growth Fund
(each a Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Emerging Market Debt
Opportunities Fund and the investment management agreement between Franklin Templeton Institutional, LLC (FTIL) and the Trust, on behalf of the Franklin International Growth Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FTIML and FTIL are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Managers and their affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions. The Board also considered the investment management services that FTIML provides to the Cayman Islands-based company, Alternative Strategies (FT) Ltd. (Cayman Subsidiary),
which is wholly owned by the Franklin Emerging Market Debt Opportunities Fund.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of each Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the

Franklin Global Trust

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Annual Report
year. A summary of each Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Franklin International Growth Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’ Advisor Class performance information.
Franklin Emerging Market Debt Opportunities Fund - The Performance Universe for the Fund included the Fund, the Fund’s
Advisor Class shares and all retail and institutional emerging markets hard currency debt funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median and for the three-, five- and
10-year periods was in the first (best) quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin International Growth Fund - The Performance Universe for the Fund included the Fund, the Fund’s Advisor Class shares and all retail and institutional international multi-cap growth funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund generally invests in higher growth companies and has a portfolio with a lower weighted average (mid-cap) market capitalization relative to its Performance
Universe peers. Management further explained that the one-, three- and five-year underperformance was substantially driven by the Fund’s style differences versus peers in 2022 through 2025, which continued to adversely impact the Fund’s performance. The Board noted management’s conviction in the long-term benefits of the Fund’s investment style and stated
their belief that much of the relative underperformance during this time was macro-driven. In addition, management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including the addition of a portfolio manager and the consolidation and realignment of FT’s various equity-oriented investment teams into one unified group, Franklin Equity Group, on December 31, 2025 and enhancements to the investment team and process. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to each Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown (i) for Institutional Class, Class I or Class SI shares, as applicable for funds in the Expense Group for the Franklin Emerging Market Debt Opportunities Fund; and (ii) for
Class A shares for the Franklin International Growth Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group. The Board also considered the investment management services that FTIML provides to the Cayman Subsidiary and the related fee waivers that were in place.

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Franklin Emerging Market Debt Opportunities Fund - The Expense Group for the Fund included the Fund and 10 other emerging markets hard currency debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board acknowledged management’s explanation that there are additional complexities and expenses associated with the management of the portfolio, which is highly differentiated from its
Expense Group peers as it invests in a wider range of countries and issuers and, at times, smaller, less liquid issuers. The
Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin International Growth Fund - The Expense Group for the Fund included the Fund, three other international multi-cap growth funds, three international multi-cap value funds, and four international multi-cap core funds. The Board noted that the
Management Rate and actual total expense ratio were below the medians of its Expense Group. The Board also noted that the
Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin Emerging Market Debt
Opportunities Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale

Franklin Global Trust

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Annual Report
and that the Franklin International Growth Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FGT-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Global Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 24, 2026